VANECK ISRAEL ETF
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 100.0%
Automobiles & Components : 0.6%
Mobileye Global, Inc. * 51,036 $ 720,628
Underline
Banks : 23.4%
Bank Hapoalim BM 382,086 7,787,184
Bank Leumi Le-Israel BM 479,113 9,464,628
FIBI Holdings Ltd. 5,676 432,249
First International Bank Of
Israel Ltd. 19,880 1,426,198
Israel Discount Bank Ltd. 346,281 3,430,171
Mizrahi Tefahot Bank Ltd. 53,366 3,515,689
26,056,119
Capital Goods : 5.8%
Ashtrom Group Ltd. 12,325 259,855
Elbit Systems Ltd. 9,882 5,037,844
Electra Ltd. 321 187,573
Kornit Digital Ltd. * 11,922 160,947
Shapir Engineering and
Industry Ltd. 34,054 278,941
Shikun & Binui Ltd. * 70,956 324,208
Stratasys Ltd. * 17,885 200,312
6,449,680
Commercial & Professional Services : 0.5%
Fiverr International Ltd. * † 10,396 253,766
Hilan Ltd. 3,588 277,573
531,339
Consumer Discretionary Distribution &
Retail : 1.2%
Global-e Online Ltd. * 36,804 1,316,111
Underline
Consumer Durables & Apparel : 0.2%
Delta Galil Ltd. 3,776 199,002
Underline
Consumer Services : 0.2%
Fattal Holdings 1998 Ltd. * 1,694 283,811
Underline
Consumer Staples Distribution & Retail : 0.6%
Rami Levy Chain Stores
Hashikma Marketing 2006
Ltd. 3,149 291,022
Shufersal Ltd. 34,525 407,834
698,856
Energy : 1.8%
Delek Group Ltd. 3,485 845,053
Energean PLC 47,759 533,010
Oil Refineries Ltd. 817,499 221,233
Paz Retail And Energy Ltd. 1,715 352,397
1,951,693
Financial Services : 2.0%
Isracard Ltd. 67,501 273,390
Payoneer Global, Inc. * 82,701 500,341
Plus500 Ltd. 18,932 821,340
Tel Aviv Stock Exchange Ltd. 26,423 608,793
2,203,864
Food, Beverage & Tobacco : 0.4%
Strauss Group Ltd. 15,991 452,805
Underline
Number
of Shares Value
Health Care Equipment & Services : 0.7%
Inmode Ltd. * 20,717 $ 308,683
Novocure Ltd. * 21,240 274,421
OPKO Health, Inc. * † 111,826 173,330
756,434
Household & Personal Products : 0.4%
Oddity Tech Ltd. * 7,932 494,164
Underline
Insurance : 7.2%
Clal Insurance Enterprises
Holdings Ltd. 23,653 1,214,604
Harel Insurance Investments &
Financial Services Ltd. 42,460 1,433,600
Lemonade, Inc. * † 20,382 1,091,049
Menora Mivtachim Holdings
Ltd. 8,791 865,145
Migdal Insurance & Financial
Holdings Ltd. 180,802 628,609
Phoenix Financial Ltd. 72,832 2,734,310
7,967,317
Materials : 1.3%
ICL Group Ltd. † 162,289 1,009,438
Israel Corp. Ltd. 1,330 416,219
1,425,657
Media & Entertainment : 0.4%
Perion Network Ltd. * 10,810 103,776
Playtika Holding Corp. 35,747 139,056
Taboola.com Ltd. * 64,023 218,318
461,150
Pharmaceuticals, Biotechnology & Life
Sciences : 7.4%
Teva Pharmaceutical Industries
Ltd. (ADR) * 406,510 8,211,502
Underline
Real Estate Management & Development :
3.9%
Airport City Ltd. * 15,101 280,624
Alony Hetz Properties &
Investments Ltd. 36,054 428,614
Amot Investments Ltd. 52,133 390,637
Azrieli Group Ltd. 13,869 1,379,410
Big Shopping Centers Ltd. 3,949 813,354
Melisron Ltd. 5,984 723,943
Mivne Real Estate KD Ltd. 72,111 281,702
4,298,284
Semiconductors & Semiconductor
Equipment : 5.2%
Camtek Ltd. * 10,776 1,132,019
Nova Ltd. * † 6,357 2,032,078
SolarEdge Technologies, Inc. *
† 16,426 607,762
Tower Semiconductor Ltd. * 27,256 1,970,609
5,742,468
Software & Services : 31.0%
Amdocs Ltd. 30,945 2,539,037
Cellebrite DI Ltd. * 46,547 862,516
Check Point Software
Technologies Ltd. * 31,801 6,579,945
CyberArk Software Ltd. * 17,526 8,467,687
Formula Systems 1985 Ltd. 1,751 244,077

VANECK ISRAEL ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Software & Services (continued)
JFrog Ltd. * 37,551 $ 1,777,289
Matrix IT Ltd. 9,213 325,017
Monday.com Ltd. * 13,351 2,585,955
Nice Ltd. (ADR) * † 21,213 3,071,218
One Software Technologies
Ltd. 9,548 233,769
Radware Ltd. * 11,874 314,542
Sapiens International Corp. NV 11,931 513,033
SentinelOne, Inc. * 101,904 1,794,529
Varonis Systems, Inc. * 33,702 1,936,854
Wix.com Ltd. * 18,032 3,203,024
34,448,492
Technology Hardware & Equipment : 1.0%
Next Vision Stabilized Systems
Ltd. 23,966 1,089,577
Underline
Telecommunication Services : 1.1%
Bezeq The Israeli
Telecommunication Corp. Ltd. 612,517 1,176,528
Underline
Transportation : 0.6%
ZIM Integrated Shipping
Services Ltd. 45,910 622,081
Underline
Number
of Shares Value
Utilities : 3.1%
Energix-Renewable Energies
Ltd. 69,222 $ 299,094
Enlight Renewable Energy
Ltd. * 25,861 797,528
Kenon Holdings Ltd. 5,558 249,623
OPC Energy Ltd. * 28,517 452,207
Ormat Technologies, Inc. 17,571 1,691,209
3,489,661
Total Common Stocks
(Cost: $67,420,881) 111,047,223
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 1.3%
Money Market Fund: 1.3%
(Cost: $1,433,795)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 4.18%(a) 1,433,795 1,433,795
Total Investments: 101.3%
(Cost: $68,854,676) 112,481,018
Liabilities in excess of other assets: (1.3)% (1,397,452)
NET ASSETS: 100.0% $ 111,083,566
Definitions:
ADR American Depositary Receipt
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $4,984,595.
(a) Rate shown is the 1-day yield as of 09/30/25.